Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (5,451,112)	$ (6,733,076)	$ (3,123,799)
Items not affecting cash:
Stock based compensation expense (Note 17)	241,271	215,284	287,900
Amortization	1,759,473	1,768,727	1,776,484
Accretion expense (recovery) (Note 13)	2,456	2,237	404
Non-cash lease amortization and accretion	683,190	752,149	810,881
Unrealized foreign exchange (gain) loss	(25,451)	13,956	157
Loss on disposal of assets and lease modifications	0	11,921	0
Change in deposits	3,362	0	0
Change in non-cash working capital balances (Note 20)	(1,294,087)	1,755,107	13,717
Lease payments	(739,527)	(720,309)	(798,109)
Prepaid Long-term insurance	(11,525)	0	0
Items not affecting cash	619,162	3,799,072	2,090,626
Net cash used in operating activities	(4,831,950)	(2,934,004)	(1,033,173)
Financing activities
Proceeds from the Employee Share Purchase plan (Note 17)	36,246	49,738	69,259
Proceeds for Restricted Stock Units	4,370	0	0
Proceeds from (repayment of) long-term debt (Note 11)	(111,111)	(64,815)	1,000,000
Net proceeds from Rights Offering (Note 15)	0	216,062	0
Net proceeds from Private Placement (Note 15)	1,622,057	216,182	0
Net proceeds from Convertible Debentures (Note 10)	3,457,555	0	0
Share issuance costs for Geothermal (Note 15)	0	0	(42,697)
Repayment of financial liability and lease obligation	0	(27,950)	(151,134)
Net cash from (used in) financing activities	5,009,117	389,217	875,428
Investing activities
Acquisition of intellectual property (Note 8)	0	0	(65,310)
Purchase of property and equipment, net	(32,322)	0	0
Proceeds from (used in) short-term investments	0	550,000	(208,739)
Net cash from (used in) investing activities	(32,322)	550,000	(274,049)
Effect of foreign exchange rate changes on cash and cash equivalents	(6,569)	369	(497)
Net decrease in cash and cash equivalents	138,276	(1,994,418)	(432,291)
Cash and cash equivalents, beginning of the year	263,437	2,257,855	2,690,146
Cash and cash equivalents, end of the year	401,713	263,437	2,257,855
Supplemental information
Cash interest paid (received)	120,952	35,779	14,284
Cash taxes paid	$ 0	$ 0	$ 0